Reconciliation of changes in property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		₨ 24,345
End of the year	$ 290	21,997	₨ 24,345
Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		125
End of the year		51	125
Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		5,894
End of the year		5,919	5,894
Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		379
End of the year		243	379
Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		13,245
End of the year		13,304	13,245
Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		4,702
End of the year		2,480	4,702
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		429,893	455,745
Additions		12,767	292
Disposals/adjustment		(32,665)	(26,234)
Effects of movements in foreign exchange rates		57	90
Disposals/adjustment		32,665	26,234
End of the year		410,052	429,893
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		201	2,150
Additions			200
Disposals/adjustment			(2,193)
Effects of movements in foreign exchange rates		6	44
Disposals/adjustment			2,193
End of the year		207	201
Gross carrying amount [member] | Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		338,463	338,731
Additions		5,713
Disposals/adjustment		(17,987)	(283)
Effects of movements in foreign exchange rates		18	15
Disposals/adjustment		17,987	283
End of the year		326,207	338,463
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		2,284	7,375
Additions			10
Disposals/adjustment		(120)	(5,114)
Effects of movements in foreign exchange rates		18	13
Disposals/adjustment		120	5,114
End of the year		2,182	2,284
Gross carrying amount [member] | Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		60,160	71,278
Additions		7,013
Disposals/adjustment		(12,736)	(11,118)
Effects of movements in foreign exchange rates
Disposals/adjustment		12,736	11,118
End of the year		54,437	60,160
Gross carrying amount [member] | Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		28,785	36,211
Additions		41	82
Disposals/adjustment		(1,822)	(7,526)
Effects of movements in foreign exchange rates		15	18
Disposals/adjustment		1,822	7,526
End of the year		27,019	28,785
Depreciation [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		405,548	393,182
Disposals/adjustment		(32,299)	(21,611)
Effects of movements in foreign exchange rates		54	84
Disposals/adjustment		32,299	21,611
End of the year		388,055	405,548
Charge for the year		14,752	33,893
Depreciation [Member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		76	2,149
Disposals/adjustment			(2,193)
Effects of movements in foreign exchange rates		4	44
Disposals/adjustment			2,193
End of the year		156	76
Charge for the year		76	76
Depreciation [Member] | Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		332,569	312,863
Disposals/adjustment		(17,987)	(13)
Effects of movements in foreign exchange rates		18	13
Disposals/adjustment		17,987	13
End of the year		320,288	332,569
Charge for the year		5,688	19,706
Depreciation [Member] | Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		1,905	4,805
Disposals/adjustment		(120)	(4,138)
Effects of movements in foreign exchange rates		18	12
Disposals/adjustment		120	4,138
End of the year		1,939	1,905
Charge for the year		136	1,226
Depreciation [Member] | Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		46,915	46,079
Disposals/adjustment		(12,370)	(8,394)
Effects of movements in foreign exchange rates
Disposals/adjustment		12,370	8,394
End of the year		41,133	46,915
Charge for the year		6,588	9,230
Depreciation [Member] | Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year		24,083	27,286
Disposals/adjustment		(1,822)	(6,873)
Effects of movements in foreign exchange rates		14	15
Disposals/adjustment		1,822	6,873
End of the year		24,539	24,083
Charge for the year		₨ 2,264	₨ 3,655